Document And Entity Information	12 Months Ended
Jun. 30, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36907
Entity Registrant Name	Hailiang Education Group Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1508 Binsheng Road,
Entity Address, Address Line Two	Binjiang District,
Entity Address, City or Town	Hangzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	Zhejiang 310051
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share
Trading Symbol	HLG
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	412,450,256
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001596964
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	false
Business Contact
Document Information [Line Items]
Contact Personnel Name	Junwei Chen
Entity Address, Address Line One	1508 Binsheng Road
Entity Address, Address Line Two	Binjiang District,
Entity Address, City or Town	Hangzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	Zhejiang 310051
City Area Code	(+86-571)
Local Phone Number	58121974
Contact Personnel Fax Number	58121974
Contact Personnel Email Address	ir@hailiangeducation.com